RESTORATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2017
RESTORATION PROVISION.
Schedule of restoration provision

	2017	2016
Year ended 31 December	US$’000	US$’000
Balance at the beginning of the period	7,072	3,088
New provisions	938	305
Changes in estimates	663	2,956
Disposals and settlements	(256)	(114)
New provisions assumed from acquisition	—	894
Unwinding of discount	214	140
Reclassification from liabilities related to assets held for sale	—	744
Reclassification to liabilities related to assets held for sale	(1,064)	(941)
Balance at end of period	7,567	7,072